Note 33 - Dividend income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Dividens Revenue Line Items
Dividend income	€ 84	€ 212
Financial assets at fair value through profit or loss classified as held for trading [Member]
Dividens Revenue Line Items
Dividend income		106
Financial Assets At Fair Value Through Other Comprehensive Income Member
Dividens Revenue Line Items
Dividend income	73	106
Other Assets [Member]
Dividens Revenue Line Items
Dividend income	11	0
Total [Member]
Dividens Revenue Line Items
Dividend income	€ 84	€ 212